Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	99.73
Maximum Aggregate Offering Price	$ 498,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,863.57
Offering Note	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices reported on The Nasdaq Global Select Market on March 20, 2026. In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of the registration fee for Registration Statement No. 333-294689.